Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Honeytree U.S. Equity ETF | Honeytree U.S. Equity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	5.61%	10.46%